Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Tonnage taxes	$ 3,717	$ 1,360	$ 797
Greece
Tonnage taxes	3,302	$ 1,260	$ 668
Cyprus
Tonnage taxes	$ 11